RELATED PARTY TRANSACTIONS 12M (Details Narrative)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / lb	Sep. 30, 2014 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) $ / lb	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / lb shares	Dec. 31, 2013 USD ($) shares
Advances from related parties						$ 89,000	$ 37,000
Investment in tenant improvements				$ (335,063)	$ (506,152)	(533,252)
Professional Fees	$ 34,405	$ 128,879		481,784	478,273	799,490	$ 854,678
Shares issued for Compensation, value						253,000	47,000
Accounts payable and accrued liabilities	1,429,736			1,429,736		$ 775,653	200,669
Promissory Note #1
Date of Debt Instrument						Sep. 01, 2013
Debt Instrument						$ 200,000
Debt Instrument, Interest Rate						16.00%
Debt Instrument, Maturity Date						Sep. 01, 2018
Dynamic
Investment in tenant improvements			$ 43,535	52,535		$ 401,289
Accounts payable and accrued liabilities	9,000			9,000
Manager
Salary compensation	160,000			160,000		65,000	81,667
Professional Fees	26,667			116,666		$ 230,000	$ 116,667
Shares issued for Compensation | shares						291,176	61,765
Shares issued for Compensation, value						$ 165,000	$ 35,000
CEO
Salary compensation	160,000			160,000		76,000	106,800
Professional Fees	26,667			116,666		$ 164,000	$ 118,800
Shares issued for Compensation | shares						155,294	21,176
Shares issued for Compensation, value						$ 88,000	$ 12,000
COO
Salary compensation	160,000			160,000
Professional Fees	$ 40,000			$ 123,333		128,000	86,143
Titan
Professional Fees						$ 380,912	295,258
Atlas
Inventory Purchase Price | $ / lb	0.36			0.36		0.36
Inventory Purchase	$ 83,789	$ 480,093		$ 428,052	$ 1,102,563	$ 1,764,315	256,720
Accounts payable and accrued liabilities	$ 210,981			$ 210,981		55,532	43,702
Epic
Accounts payable and accrued liabilities						$ 7,288	$ 0